Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 56,253,554	$ 2,003,332	$ 36,522,155
Noncurrent portion	49,253,603	1,754,046	36,272,155
Less: current portion of bonds payable	6,999,951	249,286	250,000
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	56,307,200	2,005,242	36,557,200
Cost [member] | Repayable at maturity in January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	7,000,000	249,288	7,000,000
Cost [member] | Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	71,225	2,000,000
Cost [member] | Repayable at maturity in January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,700,000	131,766	3,700,000
Cost [member] | Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	4,300,000	153,134	4,300,000
Cost [member] | Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,500,000	231,481	6,500,000
Cost [member] | Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,500,000	124,644	3,500,000
Cost [member] | Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	10,000,000	356,125
Cost [member] | Repayable at maturity in October 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,204,800	220,969	6,204,800
Cost [member] | Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,102,400	110,484	3,102,400
Cost [member] | Repayable at maturity in December 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	250,000
Cost [member] | Repayable at maturity in August 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,000,000	106,838
Cost [member] | Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	5,000,000	178,063
Cost [member] | Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	71,225
Discounts on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 53,646	$ 1,910	$ 35,045